Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
(19) Share-Based Compensation
BitAccess
BitAccess maintained a stock option plan for its employees under the Amended and Restated Stock Option Plan, (the “BitAccess Plan”). Pursuant to BitAccess Plan agreement, awards of stock options and restricted stock units (“BitAccess RSUs”) are permitted to be made to employees and shareholders of BitAccess. As of December 31, 2023, all awards under the BitAccess Plan had been issued.
The options under the BitAccess Plan generally vest over a
two-year
period following the
one-year
anniversary of the date of grant and expire not more than 10 years from the date of grant.
A summary of the BitAccess Plan’s stock option activity and related information is as follows:

	Amount or number of Options	Weighted- average exercise price	Weighted- average remaining contractual term	Weighted- average grant-date fair value
Outstanding at January 1, 2023	106,938	$1.04	8.86	$1.13
Granted	39,600	$2.86	9.01	$3.05
Exercised	(68,058)	$—	—	$4.44
Forfeited	(34,700)	$2.86	—	$3.07

Outstanding at December 31, 2023	43,780	$2.86	8.60	$1.21

Vested and exercisable at December 31, 2023	12,249	$—	—	$3.10

	Amount or number of Options	Weighted- average exercise price	Weighted- average remaining contractual term	Weighted- average grant-date fair value
Outstanding at January 1, 2022	308,253	$—	9.55	$4.44
Granted	84,380	$2.86	9.34	$3.10
Exercised	(240,195)	$—	—	$4.44
Forfeited	(45,500)	$2.86	—	$3.10

Outstanding at December 31, 2022	106,938	$1.04	8.86	$1.13

Vested and exercisable at December 31, 2022	1,719	$—	—	$3.02

The BitAccess RSUs under the BitAccess Plan generally vest over a two-year
period beginning following the
one-year
anniversary of the date of grant and expire not more than 10 years from the date of grant. A summary of the BitAccess Plan’s BitAccess RSU award activity is as follows:

Restricted Stock Units
Outstanding at January 1, 2022	237,600
Issued	(156,458)

Outstanding at December 31, 2022	81,142

Forfeited	(25,641)
Exercised	(55,501)

Outstanding at December 31, 2023	—

The Company recognized compensation expense of $0.7 million and $1.2 million during the year ended December 31, 2023 and 2022, respectively, related to the BitAccess Plan. These amounts are included in selling, general and administrative expenses in the consolidated Statements of Income (Loss) and Comprehensive Income (Loss). As of December 31, 2023, there was $0.1 million of unrecognized compensation expense related to BitAccess Plan’s unvested share options.
2023 Omnibus Incentive Plan
Pursuant to the Incentive Plan the Board is currently authorized to grant awards of Class A Common Stock, incentive stock options, non-statutory
stock options, RSUs and restricted stock in an aggregate amount up to 6,029,445 shares of Class A common stock to eligible recipients, as defined in the Incentive Plan.
The Company recognized share-based compensation expense under the Incentive Plan of $3.4 million for the year ended December 31, 2023. This includes $1.6 million in expense related to the 500,000 shares of Class A common stock issued to the Chief Executive Officer at a fair value price of $3.23 per share, specified as the Post-Closing Founder Bonus in the Transaction Agreement, and $1.8 million associated with time-based RSUs. Share-based compensation expense is included within selling, general and administrative expenses in the consolidated Statement of Income (Loss) and Comprehensive Income (Loss).
Time-based RSUs
The Company granted 1,473,585 time-based RSUs during 2023 and had unrecognized share-based compensation expense of $3.4 million as of December 31, 2023. The 2023 grants were as follows:
Employee awards
During the year ended December 31, 2023, the Company granted approximately 800,000 RSUs.
One-third
of these awards will cliff vest in July 2024, and the remaining two-thirds
of the awards vest in quarterly installments following the initial cliff vest over the next two years. Additionally, the Company granted 224,000 RSUs, of which one-third
of these awards will cliff vest in April 2024, and the remaining two-thirds
of the awards vest in quarterly installments following the initial cliff vest over the next two years.
Merger close bonus and Board awards
In July 2023, as part the close of the Merger, the Company entered into an agreement for a Special Closing Bonus with an executive and another employee, in which the Company granted 241,000 time-based RSUs. These awards vest quarterly over one year from the grant date. Additionally, in conjunction with establishing our Board of Directors, we granted 175,000 time-based RSUs to the Company’s non-employee
directors, and these RSUs cliff vest on the first anniversary of the grant date.
Phantom Equity Participation Plan
The Company had a Phantom Equity Participation Plan dated July 25, 2021 (the “Phantom Plan”) for certain employees. The Phantom Plan awards eligible participants performance units entitling the holder to receive cash payments contingent upon certain qualifying events. The performance units vest according to the terms approved in the Phantom Plan, contingent upon the employee remaining continuously in service with the Company through the date of the qualifying event. During the year ended December 31, 2023, the Company paid out $0.4 million and issued 35,000 RSUs from the 2023 Omnibus Incentive Plan, see below, to settle the Phantom Equity Participation Plan and the related obligation at the closing of the Merger. See
2023 Omnibus Incentive Plan
for additional details regarding the issuance.
Performance-based RSUs
During the year ended December 31, 2023, the Company has issued approximately 1 million performance-based RSUs, which are related to various Adjusted EBITDA Targets over the next three years. These targets are established by the Compensation Committee on the certification date which will be April 1, 2024, April 1, 2025 and April 1, 2026. As a result, the grant date will be the certification date, and the Company has not recognized any compensation expense associated with the performance awards for the year ended December 31, 2023.

	Amount of RSUs	Weighted-average grant date fair value
Outstanding at January 1, 2023	—	$—
Granted	1,473,585	$3.59
Forfeited	(52,500)	$3.61
Delivered	(69,000)	$3.61

Outstanding at December 31, 2023	1,352,085	$3.59